Derivative financial instruments (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative Financial Instruments [Line Items]
Options Embedded In Convertible Bonds	€ 21
Exchange Rate Risk Deriving From Securities	1,154
Negative Exchange Differences of Hedging Instrument	35
Hedging instruments Portion of Bonds	1,140
Net income(Loss)	129	€ 44	€ 36
Exploration And Production [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Net income(Loss)	€ 19